UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical)	Mar. 27, 2026 shares
Statement of comprehensive income [abstract]
Exchange ratio, exchangeable shares	1